Transactions with related parties - Executive - Administrative Services Agreement (Details) € in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 21, 2014	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 30, 2014 USD ($)
Related Party Transaction [Line Items]
Eur/US Dollar exchange rate		1.1227	1.1227
Administrative services fee		$ 120		$ 120	$ 120
Executive services agreement
Related Party Transaction [Line Items]
Annual executive services fee		$ 604	€ 538
Executive services agreement duration	The Executive Services Agreement had an initial term of five years and, on November 18 2018, was automatically renewed for successive five year terms, unless terminated earlier.
Executive Services Agreement - Initial Term
Related Party Transaction [Line Items]
Executive services agreement duration	5 years
Executive Services Agreement - Automatic Renewal
Related Party Transaction [Line Items]
Executive services agreement duration	5 years
Administrative Services Agreement
Related Party Transaction [Line Items]
Administrative services days termination notice		120 days	120 days
Administrative Services Agreement | Monthly fee
Related Party Transaction [Line Items]
Administrative services fee						$ 10